Segment information	12 Months Ended
Dec. 31, 2012
Segment information
5 Segment information
The Group is a global financial services company domiciled in Switzerland. The Group’s business consists of two segments: Private Banking & Wealth Management and Investment Banking. The Group’s results reflect the integration of its previously reported Private Banking and Asset Management divisions into a single, new Private Banking & Wealth Management division and the transfer of the majority of its securities trading and sales business in Switzerland from Investment Banking into Private Banking & Wealth Management. This reorganization was effective November 30, 2012. Prior periods have been restated to conform to the current presentation. The two segments are complemented by Shared Services, which provides support in the areas of finance, operations, human resources, legal and compliance, risk management and IT.

The segment information reflects the Group’s reportable segments as follows:
– Private Banking & Wealth Management offers comprehensive advice and a wide range of financial solutions to private, corporate and institutional clients. The Private Banking & Wealth Management division comprises the Wealth Management Clients, Corporate & Institutional Clients and Asset Management businesses. Wealth Management Clients serves >>>ultra-high-net-worth and >>>high-net-worth individuals around the globe and private clients in Switzerland. Corporate & Institutional Clients serves the needs of corporations and institutional clients, mainly in Switzerland. Asset Management offers a wide range of investment products and solutions across asset classes and for all investment styles, serving governments, institutions, corporations and individuals worldwide.

– Investment Banking offers investment banking and securities products and services to corporate, institutional and government clients around the world. Its products and services include debt and equity underwriting, sales and trading, M&A advice, divestitures, corporate sales, restructuring and investment research.

Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses that have not been allocated to the segments. In addition, Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses.

Noncontrolling interest-related revenues and expenses resulting from the consolidation of certain private equity funds and other entities in which the Group does not have a significant economic interest (SEI) in such revenues and expenses are reported as noncontrolling interests without SEI. The consolidation of these entities does not affect net income attributable to shareholders as the amounts recorded in net revenues and total operating expenses are offset by corresponding amounts reported as noncontrolling interests. In addition, the Group’s tax expense is not affected by these revenues and expenses.

Revenue sharing and cost allocation
Responsibility for each product is allocated to a segment, which records all related revenues and expenses. Revenue-sharing and service level agreements govern the compensation received by one segment for generating revenue or providing services on behalf of another. These agreements are negotiated periodically by the relevant segments on a product-by-product basis.

The aim of revenue-sharing and cost allocation agreements is to reflect the pricing structure of unrelated third-party transactions.
Corporate services and business support in finance, operations, human resources, legal and compliance, risk management and IT are provided by the Shared Services area. Shared Services costs are allocated to the segments and Corporate Center based on their requirements and other relevant measures.

Funding
The Group centrally manages its funding activities. New securities for funding and capital purposes are issued primarily by Credit Suisse AG, the Swiss bank subsidiary of the Group (the Bank). The Bank lends funds to its operating subsidiaries and affiliates on both a senior and subordinated basis, as needed, the latter typically to meet capital requirements, or as desired by management to capitalize on opportunities. Capital is distributed to the segments considering factors such as regulatory capital requirements, utilized economic capital and the historic and future potential return on capital.

Transfer pricing, using market rates, is used to record net revenues and expense in each of the segments for this capital and funding. The Group’s funds transfer pricing system is designed to allocate to its businesses funding costs in a way that incentivizes their efficient use of funding. The Group’s funds transfer pricing system is an essential tool that allocates to the businesses the short-term and long-term costs of funding their balance sheet and the costs associated with funding liquidity and balance sheet items, such as goodwill, which are beyond the control of individual businesses. This is of greater importance in a stressed capital markets environment where raising funds is more challenging and expensive. Under this system, the Group’s businesses are also credited to the extent they provide long-term stable funding.

Taxes
The Group’s segments are managed and reported on a pre-tax basis.
Net revenues and income/(loss) from continuing operations before taxes
in	2012	2011	2010

Net revenues (CHF million)

Private Banking & Wealth Management	13,541	13,447	14,580

Investment Banking	12,558	10,460	15,873

Corporate Center	(2,493)	1,522	172

Noncontrolling interests without SEI	360	796	761

Net revenues	23,966	26,225	31,386

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking & Wealth Management	3,775	2,961	4,142

Investment Banking	2,002	(593)	3,594

Corporate Center	(3,898)	381	(936)

Noncontrolling interests without SEI	302	712	687

Income from continuing operations before taxes	2,181	3,461	7,487

Total assets
end of	2012	2011

Total assets (CHF million)

Private Banking & Wealth Management	407,329	392,201

Investment Banking	658,622	790,167

Corporate Center [1]	(145,777)	(137,952)

Noncontrolling interests without SEI	4,106	4,749

Total assets	924,280	1,049,165

1 Under the central treasury model, Group financing results in intra-Group balances between the segments. The elimination of these assets and liabilities occurs in the Corporate Center.

Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2012	2011	2010

Net revenues (CHF million)

Switzerland	8,818	8,584	9,185

EMEA	3,297	6,490	7,411

Americas	10,015	9,417	12,844

Asia Pacific	1,836	1,734	1,946

Net revenues	23,966	26,225	31,386

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	1,680	455	1,734

EMEA	(1,635)	1,313	1,519

Americas	2,960	2,613	5,036

Asia Pacific	(824)	(920)	(802)

Income from continuing operations before taxes	2,181	3,461	7,487

The designation of net revenues and income/(loss) from continuing operations before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.

Total assets by geographic location
end of	2012	2011

Total assets (CHF million)

Switzerland	199,595	214,552

EMEA	222,483	277,783

Americas	421,418	469,294

Asia Pacific	80,784	87,536

Total assets	924,280	1,049,165

The designation of total assets by region is based upon customer domicile.

Bank
Segment information
5 Segment information
For purpose of presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank. These affiliate entities include certain bank and trust affiliates, primarily managed by Private Banking & Wealth Management. Income from continuing operations before taxes of these non-consolidated affiliate entities included in the segment presentation for the years ended December 31, 2012, 2011 and 2010 was CHF 237 million, CHF 259 million and CHF 277 million, respectively. For the same periods, net revenues of these non-consolidated affiliate entities included in the segment presentation were CHF 684 million, CHF 707 million and CHF 711 million, respectively, and total assets of these non-consolidated affiliate entities included in the segment presentation as of December 31, 2012 and 2011, were CHF 25.8 billion and CHF 24.9 billion, respectively.

> Refer to “Note 5 – Segment information” in V – Consolidated financial statements – Credit Suisse Group for further information.
Net revenues and income/(loss) from continuing operations before taxes
in	2012	2011	2010

Net revenues (CHF million)

Private Banking & Wealth Management	13,541	13,447	14,580

Investment Banking	12,558	10,460	15,873

Adjustments [1,2]	(2,566)	1,280	80

Net revenues	23,533	25,187	30,533

Income/(loss) from continuing operations before taxes (CHF million)

Private Banking & Wealth Management	3,775	2,961	4,142

Investment Banking	2,002	(593)	3,594

Adjustments [1,3]	(3,804)	133	(1,200)

Income from continuing operations before taxes	1,973	2,501	6,536

1 Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa, and certain expenses that were not allocated to the segments. 2 Includes noncontrolling interest-related revenues of CHF 365 million, CHF 900 million and CHF 775 million in 2012, 2011 and 2010, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest (SEI) in such revenues. 3 Includes noncontrolling interest income of CHF 307 million, CHF 816 million and CHF 702 million in 2012, 2011 and 2010, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have an SEI in such income.

Total assets
end of	2012	2011

Total assets (CHF million)

Private Banking & Wealth Management	407,329	392,201

Investment Banking	658,622	790,167

Adjustments [1]	(157,791)	(147,581)

Total assets	908,160	1,034,787

1 Adjustments mainly represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa and certain expenses that were not allocated to the segments.

Net revenues and income/(loss) from continuing operations before taxes by geographic location
in	2012	2011	2010

Net revenues (CHF million)

Switzerland	8,017	7,792	8,533

EMEA	3,498	6,450	7,367

Americas	10,194	9,246	12,718

Asia Pacific	1,824	1,699	1,915

Net revenues	23,533	25,187	30,533

Income/(loss) from continuing operations before taxes (CHF million)

Switzerland	1,170	(176)	1,117

EMEA	(1,428)	1,275	1,452

Americas	3,068	2,357	4,806

Asia Pacific	(837)	(955)	(839)

Income from continuing operations before taxes	1,973	2,501	6,536

The designation of net revenues and income/(loss) before taxes is based upon the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.

Total assets by geographic location
end of	2012	2011

Total assets (CHF million)

Switzerland	183,735	201,360

EMEA	221,476	276,674

Americas	422,181	469,191

Asia Pacific	80,768	87,562

Total assets	908,160	1,034,787

The designation of total assets by region is based upon customer domicile.